Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2012	2011
Finished goods	$627,338	$610,569
Raw materials and purchased components	171,373	163,030
Health care supplies	154,840	133,769
Work in process	83,258	60,128
Inventories	$1,036,809	$967,496